LEASES LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	May 21, 2021
Imputed interest		$ 3,000	$ 40,000
Short-term lease liabilities				$ 166,000
Undiscounted Cash Flows [Member]
Discount rate	5.50%
Remainder of 2022	$ 2,383,000	3,146,000
2023	2,728,000	1,724,000
2024	2,724,000	1,739,000
2025	2,434,000	1,518,000
2026	2,063,000	1,077,000
2027	1,388,000	455,000
2028	947,000
2029	970,000
2030	909,000
Total undiscounted minimum future payments	16,546,000	9,659,000
Imputed interest	(2,251,000)	(480,000)
Total operating lease liabilities	14,295,000	9,179,000
Short-term lease liabilities	3,781,000	3,344,000
Long-term lease liabilities	$ 10,514,000	$ 5,835,000